PHOENIX MULTI-PORTFOLIO FUND

                       PHOENIX-ABERDEEN INTERNATIONAL FUND

                         Supplement dated July 28, 2004
       to the Prospectus and Statement of Additional Information ("SAI")
                              dated March 28, 2004



The subadviser name has changed as follows:

   ---------------------------------- -----------------------------------
          OLD SUBADVISER NAME                NEW SUBADVISER NAME
   ---------------------------------- -----------------------------------
     Aberdeen Fund Managers, Inc.       Aberdeen Asset Management Inc.
   ---------------------------------- -----------------------------------

Accordingly, all references to the subadviser contained in the prospectus and SAI should now refer to Aberdeen Asset Management Inc.















PXP467INTL (07/04)